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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):      [_]  is a restatement.
                                                [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number: 28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


/S/ HAL GOLDSTEIN             New York, New York               November 14, 2001
------------------            ------------------               -----------------
[Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                              6
                                                                  ----
Form 13F Information Table Value Total:                        $98,130
                                                                  ----
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                         Plaza Advisors LLC
                                                     Form 13F Information Table
                                                  Quarter Ended September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer  Title        CUSIP     Value (x    Shrs or  SH/PRN  Put/     Investment Discretion      Other      Voting Authority
--------------  ------       -----     ---------   -------- ------  ----     ---------------------      -----      ----------------
               of Class                 $1000)     prn amt          Call     Sole   Shared    None     Managers    Sole Shared None
               --------                 ------     -------          ----     ----   ------    ----     --------    ---- ------ ----


------------------------------------------------------------------------------------------------------------------------------------
CADIZ INC         COM      127537108    1,639     191,200     SH             SOLE                                  191,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COVANTA
ENERGY
CORP              COM      22281N103    1,458     124,800     SH             SOLE                                  124,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENDOREX
CORP              COM NEW  29264N307      448     476,758     SH             SOLE                                  476,758
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE
SYS INC           COM      45245W109   66,853   1,182,200     SH             SOLE                                1,182,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL
ENTER-
PRISES INC        COM      57383M108      199      81,031     SH             SOLE                                   81,031
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE
TECH-
NOLOGIES
INC               COM      640522108   27,533     713,285     SH             SOLE                                   713,285
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  6 DATA RECORDS               98,130       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
